PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 97.8%
California — 2.0%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	$ 5,000,000	$ 4,815,592
Florida — 1.1%
Central Florida Tourism Oversight District GO, Series A, Callable 6/1/34 at 100, 5.00%, 6/1/44	2,500,000	2,682,171
Georgia — 0.4%
Atlanta City Department of Aviation Revenue, Series A, Refunding, Callable 7/1/32 at 100, 5.00%, 7/1/47	1,000,000	1,041,935
Hawaii — 85.4%
Hawaii County GO, Callable 9/1/33 at 100, 5.00%, 9/1/41	870,000	964,430
Hawaii County GO, Callable 9/1/35 at 100, 5.25%, 9/1/45	5,000,000	5,522,031
Hawaii County GO, Series A, Refunding, Callable 3/1/27 at 100, 5.00%, 9/1/34	4,500,000	4,614,300
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 4.00%, 9/1/40	1,000,000	1,017,494
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	6,500,000	6,569,664
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 2/23/26 at 100, 3.75%, 1/1/31	3,120,000	3,121,435
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.50%, 7/1/45	1,380,000	1,381,768
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.70%, 7/1/50	$1,390,000	$ 1,391,269
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 2/22/26 at 100, 5.00%, 8/1/28	400,000	400,427
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/48	1,500,000	1,508,558
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.25%, 7/1/51	17,000,000	17,680,236
Hawaii State Airports System Revenue, Series B, OID, Callable 3/4/26 at 100, 4.00%, 7/1/45	50,000	48,608
Hawaii State Airports System Revenue, Series C, Callable 7/1/30 at 100, 5.00%, 7/1/50	130,000	133,375
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	620,000	634,344
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	3,500,000	3,990,291
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/34	2,310,000	2,658,841
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/35	2,430,000	2,778,664

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/36	$2,550,000	$ 2,895,621
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	2,715,000	3,043,761
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	225,000	230,414
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/31	525,000	536,294
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	5,000,000	5,580,121
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/41	5,000,000	5,516,253
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/42	1,000,000	1,089,321
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/28	1,170,000	1,220,576
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/30	$ 800,000	$ 834,022
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/31	815,000	848,379
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/28	1,040,000	1,070,798
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/32	335,000	344,218
Hawaii State GO, Series EO, Callable 3/4/26 at 100, 5.00%, 8/1/32	1,285,000	1,287,617
Hawaii State GO, Series EO, Unrefunded portion, Callable 3/4/26 at 100, 5.00%, 8/1/26	2,660,000	2,662,156
Hawaii State GO, Series EY, Refunding, Callable 3/4/26 at 100, 5.00%, 10/1/27	1,640,000	1,642,982
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 5.00%, 10/1/30	4,000,000	4,071,710
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 4.00%, 10/1/35	1,000,000	1,005,555
Hawaii State GO, Series FK, 5.00%, 5/1/26	425,000	427,907
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/37	2,000,000	2,021,474
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/36	4,000,000	4,170,929

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/38	$2,845,000	$ 2,953,241
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 5.00%, 1/1/37	1,510,000	1,601,050
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/32	810,000	837,625
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/33	1,400,000	1,443,367
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	5,000,000	5,075,913
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	3,415,000	3,497,051
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/37	4,500,000	4,949,370
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/40	1,295,000	1,402,074
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/37	3,500,000	3,711,043
Hawaii State Highway Fund Revenue, Series A, Callable 3/4/26 at 100, 5.00%, 1/1/31	800,000	801,690
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/48	4,645,000	4,859,398
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/49	$3,760,000	$ 4,028,332
Honolulu City & County GO, Series A, Callable 3/4/26 at 100, 4.00%, 11/1/37	1,000,000	1,000,388
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.25%, 7/1/46	3,225,000	3,509,391
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/42	960,000	1,005,685
Honolulu City & County GO, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/39	10,000,000	11,487,848
Honolulu City & County GO, Series E, OID, Refunding, Callable 9/1/27 at 100, 3.00%, 9/1/31	250,000	250,518
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/38	4,525,000	5,255,620
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 7/1/33 at 100, 5.25%, 7/1/53	10,000,000	10,631,358
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 7/1/35	125,000	126,156
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/32 at 100, 5.25%, 7/1/51	5,000,000	5,268,504

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/34 at 100, 5.00%, 7/1/42	$5,000,000	$ 5,549,414
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/55	9,000,000	9,645,947
Kauai County GO, 5.00%, 8/1/27	250,000	260,079
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/31	250,000	259,479
Kauai County GO, Callable 8/1/27 at 100, 4.00%, 8/1/33	295,000	300,507
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/37	40,000	41,200
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/42	775,000	791,853
Kauai County GO, Refunding, 5.00%, 8/1/32	2,750,000	3,164,886
Maui County GO, Callable 3/1/31 at 100, 4.00%, 3/1/38	1,020,000	1,055,119
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	1,600,000	1,869,940
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/42	2,200,000	2,453,505
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,144,273
Maui County GO, Refunding, Callable 3/4/26 at 100, 3.00%, 9/1/32	195,000	194,997
Maui County GO, Refunding, Callable 9/1/28 at 100, 4.00%, 9/1/31	5,000,000	5,190,264
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	1,000,000	1,019,798
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, Callable 3/4/26 at 100, 5.00%, 10/1/34	$ 600,000	$ 601,436
University of Hawaii Revenue, Series B, Refunding, Callable 3/4/26 at 100, 5.00%, 10/1/35	1,000,000	1,002,351
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/33	315,000	332,220
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/36	3,000,000	3,105,228
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/37	2,000,000	2,065,695
		208,659,656
Michigan — 1.0%
Michigan State University Revenue, Series A, Refunding, Callable 2/15/33 at 100, 5.00%, 8/15/41	2,160,000	2,380,628
Missouri — 0.6%
St Louis City Airport Revenue, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/41, (AGM)	1,400,000	1,545,294
Ohio — 1.2%
Ohio State GO, Series A, Callable 6/15/35 at 100, 5.00%, 6/15/42	2,500,000	2,799,600
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Callable 12/1/28 at 100, 5.00%, 12/1/43	1,290,000	1,327,783
Tennessee — 0.9%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 7/1/30 at 100, 5.00%, 7/1/49	2,255,000	2,299,376

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — 2.9%
Board of Regents of the University of Texas System Revenue, Series B, Refunding, Callable 8/15/34 at 100, 5.00%, 8/15/42	$3,195,000	$ 3,527,805
Dallas Area Rapid Transit Revenue, Senior Lien, Series B, Refunding, Callable 12/1/30 at 100, 5.00%, 12/1/47	1,605,000	1,667,009
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,902,305
		7,097,119
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/49	2,840,000	2,984,648
Washington — 0.5%
Port of Seattle Revenue, Series B, AMT, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/43	1,175,000	1,277,793
TOTAL MUNICIPAL BONDS (Cost $236,519,220)		238,911,595
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.6%
Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(c)	3,906,934	$ 3,906,934
TOTAL SHORT-TERM INVESTMENT (Cost $3,906,934)		3,906,934

TOTAL INVESTMENTS - 99.4% (Cost $240,426,154)		242,818,529
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,439,145
NET ASSETS - 100.0%		$244,257,674

(a)	Zero coupon bond.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Rate disclosed is the 7-day yield at January 31, 2026.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
OID	Original Issue Discount

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 97.9%
Florida — 0.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 7/1/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 155,307
Guam — 3.0%
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.25%, 7/1/39	395,000	441,476
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.50%, 7/1/43	725,000	788,336
		1,229,812
Hawaii — 90.9%
Hawaii County GO, Refunding, Callable 9/1/33 at 100, 5.00%, 9/1/40	1,800,000	2,014,452
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	1,500,000	1,516,076
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 1/1/34 at 100, 4.05%, 7/1/40	700,000	704,914
Hawaii State Airports System Revenue, AMT, COP, Callable 2/22/26 at 100, 5.00%, 8/1/27	300,000	300,308
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/33	225,000	234,874
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	910,000	943,880
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/33	325,000	357,349
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	$1,340,000	$ 1,417,365
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	500,000	528,868
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	250,000	256,015
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/36	1,750,000	2,031,013
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	103,164
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/29	55,000	56,622
Hawaii State GO, Series EY, Refunding, Callable 3/4/26 at 100, 5.00%, 10/1/27	400,000	400,727
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	170,000	173,140
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/32	1,000,000	1,016,772
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/30	30,000	31,566
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	500,000	504,697

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/31	$1,000,000	$ 1,037,431
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	400,000	435,052
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 1/1/29	1,950,000	1,971,268
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/40	1,000,000	1,116,273
Honolulu City & County GO, Series C, 5.00%, 7/1/26	230,000	232,658
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	201,798
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	271,761
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/44	3,260,000	3,384,758
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	200,000	216,510
Honolulu City & County GO, Series F, Refunding, 5.00%, 7/1/35	1,500,000	1,788,427
Honolulu City & County Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(a)	1,100,000	1,107,817
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 7/1/34 at 100, 5.00%, 7/1/39	2,000,000	2,277,217
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 7/1/32	$2,000,000	$ 2,310,657
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 7/1/31	1,800,000	2,046,216
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/40	2,000,000	2,332,770
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/36	1,000,000	1,179,346
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	600,000	701,228
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/30	620,000	632,275
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	345,000	351,830
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/32	450,000	476,386
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/29	135,000	140,717
		36,804,197
Michigan — 1.3%
Grosse Pointe Public School System GO, Refunding, Callable 5/1/29 at 100, 5.00%, 5/1/38	500,000	529,556

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — 1.3%
Texas Water Development Board Revenue, Series B, Callable 10/15/28 at 100, 5.00%, 10/15/29	$500,000	$ 536,469
Utah — 1.0%
Salt Lake City Airport Revenue, Series B, Callable 7/1/28 at 100, 5.00%, 7/1/29	370,000	391,932
TOTAL MUNICIPAL BONDS (Cost $38,795,982)		39,647,273
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.6%
Money Market Fund — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)	644,717	$ 644,717
TOTAL SHORT-TERM INVESTMENT (Cost $644,717)		644,717

TOTAL INVESTMENTS - 99.5% (Cost $39,440,699)		40,291,990
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		209,869
NET ASSETS - 100.0%		$40,501,859

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Rate disclosed is the 7-day yield at January 31, 2026.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2026
(Unaudited)
Portfolio Valuation — The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2026
(Unaudited)
The following is a summary of the inputs used, as of January 31, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$238,911,595	$—	$238,911,595	$—
Short-Term Investment	3,906,934	3,906,934	—	—
Total Assets	$242,818,529	$3,906,934	$238,911,595	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$39,647,273	$—	$39,647,273	$—
Short-Term Investment	644,717	644,717	—	—
Total Assets	$40,291,990	$644,717	$39,647,273	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.